Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2019
Financial Risk Management Objectives And Policies
Financial Risk Management Objectives and Policies

Note 20. Financial Risk Management Objectives and Policies

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

The Group’s risk management is predominantly controlled by the Board. The Board monitors the Group’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

Risk Management Policy

The Board is responsible for overseeing the establishment and implementation of the risk management system, and reviews and assesses the effectiveness of the Company’s implementation of that system on a regular basis.

The Board and Senior Management identify the general areas of risk and their impact on the activities of the Company, with Management performing a regular review of:

➢	the major risks that occur within the business; the degree of risk involved;
➢	the current approach to managing the risk; and
➢	if appropriate, determine:
○	any inadequacies of the current approach; and
○	possible new approaches that more efficiently and effectively address the risk.

Management report risks identified to the Board through the monthly Operations Report.

The Company seeks to ensure that its exposure to undue risk which is likely to impact its financial performance, continued growth and survival is minimised in a cost effective manner.

(a) Market risk

(i) Foreign exchange risk

The Group undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange rate risk arises from financial assets and financial liabilities denominated in a currency that is not the Group’s functional currency. Exposure to foreign currency risk may result in the fair value of future cash flows of a financial instrument fluctuating due to the movement in foreign exchange rates of currencies in which the group holds financial instruments which are other than the Australian dollar (AUD) functional currency of the Group. This risk is measured using sensitivity analysis and cash flow forecasting. The cost of hedging at this time outweighs any benefits that may be obtained.

Exposure

The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2019			2018
	USD $	CAD $	ILS $	USD $	CAD $	ILS $
Cash and cash equivalents	4,852,834	22,801	-	4,222,310	-	-
Trade receivables	157,451	-	-	158,978	-	-
Trade payables	245,284	-	13,657	45,018	10,278	4,320
Total exposure	5,255,569	22,801	13,657	4,426,306	10,278	4,320

Sensitivity

As shown in the table above, the Group is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from USD denominated financial instruments. The impact on other components of equity arises from the translation of foreign subsidiary financial statements into AUD.

The Group has conducted a sensitivity analysis of its exposure to foreign currency risk. The Group is currently materially exposed to the United States dollar (USD). The sensitivity analysis is conducted on a currency-by-currency basis using the sensitivity analysis variable, which is based on the average annual movement in exchange rates over the past five years at year-end spot rates. The variable for each currency the group is materially exposed to is listed below:

●	USD: 6.9% (2018: 6.2%)

	Impact on loss for the period		Impact on other components of equity
	2019 $	2018 $	2019 $	2018 $
USD/AUD exchange rate - change by 6.9% (2018: 6.2%)*	362,634	274,431	1,334	2,694

*	Holding all other variables constant

Profit is more sensitive to movements in the AUD/USD exchange rates in 2019 than 2018 because of the increased amount of USD denominated cash and cash equivalents and the increased variability of the AUD/USD exchange rate. Equity is less sensitive to movements in the AUD/USD exchange rates in 2019 than 2018 because of the decreased size of the foreign currency translation reserve for the subsidiary with USD functional currency. The group’s exposure to other foreign exchange movements is not material.

(b) Credit risk

Exposure to credit risk relating to financial assets arises from the potential non-performance by counterparties of contract obligations that could lead to a financial loss to the group.

(i)	Risk management

Credit risk is managed through the maintenance of procedures (such as the utilisation of systems for the approval, granting and renewal of credit limits, regular monitoring of exposures against such limits and monitoring the financial stability of significant customers and counterparties), ensuring to the extent possible that customers and counterparties to transactions are of sound credit worthiness. Such monitoring is used in assessing receivables for impairment. Credit terms are normally 30 days from the invoice date.

Risk is also minimised through investing surplus funds in financial institutions that maintain a high credit rating.

(ii)	Security

For some trade receivables the group may obtain security in the form of guarantees, deeds of undertaking or letters of credit which can be called upon if the counterparty is in default under the terms of the agreement.

(iii)	Impairment of financial assets

The group has one type of financial asset subject to the expected credit loss model:

●	trade receivables for sales of inventory

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

Trade receivables

The group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of sales over a period of 60 months before June 30, 2019 and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

On that basis, the loss allowance as at 30 June 2019 was determined as follows for trade receivables:

	Days past due
30 June 2019	Current $	1-30 $	31-60 $	61-90 $	91-120 $	121+ $	Total $
Expected credit loss rate	1.66%	6.19%	18.28%	30.06%	99.78%	91.64%
Gross carrying amount	209,731	83,291	15,385	416	4,307	19,842	332,972
Loss allowance	3,476	5,153	2,813	125	4,297	18,182	34,046

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 121 days past due.

Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Previous accounting policy for impairment of trade receivables

In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables the estimated impairment losses were recognized in a separate provision for impairment. The Group considered that there was evidence of impairment if any of the following indicators were present:

●	significant financial difficulties of the debtor;

●	probability that the debtor will enter bankruptcy or financial reorganization; and

●	default or late payments (more than 121 days overdue).

Receivables for which an impairment provision was recognized were written off against the provision when there was no expectation of recovering additional cash.

(b)	Liquidity risk

Liquidity risk arises from the possibility that the group might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities. The group manages this risk through the following mechanisms:

●	preparing forward looking cash flow analyses in relation to its operating, investing and financing activities;

●	obtaining funding from a variety of sources;

●	maintaining a reputable credit profile;

●	managing credit risk related to financial assets;

●	investing cash and cash equivalents and deposits at call with major financial institutions; and

●	comparing the maturity profile of financial liabilities with the realisation profile of financial assets.

(i) Maturities of financial liabilities

The tables below analyse the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amt (assets)/ liabilities
	$	$	$	$	$	$	$

At 30 June 2019

Trade and other payables	1,091,919	-	-	-	-	1,091,919	1,091,919

Total	1,091,919	-	-	-	-	1,091,919	1,091,919

At 30 June 2018

Trade and other payables	689,326	-	-	-	-	689,326	689,326

Total	689,326	-	-	-	-	689,326	689,326